Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of (Loss) income before income tax expense (benefit)
(Loss) income before income tax expense (benefit) consists of the following (in millions):

	Successor	Predecessor
	Six Months Ended December 31, 2021	Six Months Ended June 30, 2021	Year Ended December 31,
			2020	2019
(Loss) income before income tax expense (benefit)
U.S. (loss) income	$(14)	$(28)	$(88)	$26
Non-U.S. (loss) income	(9)	(2)	(6)	12

Total	$(23)	$(30)	$(94)	$38

Schedule of Provision For Income Tax
The provision for income tax consists of the following (in millions):

	Successor	Predecessor
	Six Months Ended December 31,	Six Months Ended June 30,	Year Ended December 31,
	2021	2021	2020	2019
Income tax expense (benefit):
Current:
Federal	$17	$1	$—	$—
State	3	—	—	1
Foreign	6	(5)	9	13

Total current tax expense (benefit)	$26	(4)	$9	$14

Deferred tax expense:
Federal	$—	$—	$(1)	$—
State	—	—	1	—
Foreign	(1)	(1)	—	2

Total deferred tax (benefit) expense	$(1)	$(1)	$—	$2

Total income tax expense (benefit)	$25	$(5)	$9	$16

Schedule of Reconciliation of The Effective Tax Rate
The reconciliation of the effective tax rate for all periods presented is as follows (in millions):

	Successor		Predecessor
	Six Months Ended December 31,		Six Months Ended June 30,		Year Ended December 31,
	2021		2021		2020		2019
	Amount	%	Amount	%	Amount	%	Amount	%
(Loss) income before income tax expense (benefit)	$(23)		$(30)		$(94)		$38

Provision for income taxes at the statutory rate	$(5)	21%	$—	—	$—	—	$—	—
State income taxes, net of federal benefit	3	(12)%	—	—	1	—	1	3%
Jurisdictional rate differences	(11)	49%	1	(3)%	9	(11)%	15	41%
Changes in valuation allowances	23	(100)%	(2)	6%	—	—	—	—
Benefit of income not allocated to the Company	1	(4)%	—	—	—	—	—	—
Income in separate U.S. tax consolidations	16	(68)%	—	—	—	—	—	—
Non-deductible expenses	8	(35)%	(2)	6%	—	—	—	—
Tax credits	(4)	19%	—	—	—	—	—	—
Change in uncertain tax positions	(5)	24%	—	—	—	—	—	—
Other	(1)	(3)%	(2)	7%	(1)	1%	—	—

Income tax expense (benefit)	$25	(109)%	$(5)	16%	$9	(10)%	$16	44%

Schedule of Deferred Tax Assets and Liabilities
The components of the Company’s deferred tax assets and liabilities are as follows (in millions):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Deferred tax assets:
Employee benefit plans	$2	$1
Interest	13	—
Other credits	39	—
Tax receivable agreement	64	—
Other accrued expenses	10	4
Seller Earnouts	35	—
Fixed assets	2	7
Intangible assets	—	1
Net operating losses	313	154
Other	4	3

Total	482	170
Valuation allowance on deferred tax assets	(226)	(155)

Total	$256	$15

Deferred tax liabilities:
Intangible assets	$(33)	$(3)
Investment in partnership	(246)	—
Other	(10)	(7)

Total	$(289)	$(10)

Net deferred tax (liability) asset	$(33)	$5

Schedule of Amount of Uncertain Tax Positions
The following is a reconciliation of the Company’s beginning and ending amount of uncertain tax positions (in millions):

Balance at January 1, 2020 (Predecessor)	$56
Reductions for tax positions of prior years	(19)
Lapse of statute of limitations	(3)

Balance at December 31, 2020 (Predecessor)	$34

Additions for tax positions of prior years	1

Balance at June 30, 2021 (Predecessor)	$35

Balance at July 1, 2021 (Successor)	35
Lapse of statute of limitations	(5)

Balance at December 31, 2021 (Successor)	$30